Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade And Other Receivables
Schedule of trade and other receivables, net

	12.31.2024	12.31.2023
Receivables from contracts with customers
Third parties	3,779	6,038
Related parties
Investees (note 34.1)	117	140
Subtotal	3,896	6,178
Other trade receivables
Third parties
Receivables from divestments and Transfer of Rights Agreement	1,677	2,162
Lease receivables	298	352
Other receivables	592	627
Related parties
Petroleum and alcohol accounts - receivables from Brazilian Federal Government	−	278
Subtotal	2,567	3,419
Total trade and other receivables, before ECL	6,463	9,597
Expected credit losses (ECL) - Third parties	(1,639)	(1,613)
Expected credit losses (ECL) - Related parties	(2)	(2)
Total trade and other receivables	4,822	7,982
Current	3,566	6,135
Non-current	1,256	1,847

Schedule of aging of trade and other receivables

	12.31.2024		12.31.2023
	Trade and other receivables	Expected credit losses	Trade and other receivables	Expected credit losses
Current	4,513	(168)	6,948	(34)
Overdue:
1-90 days (1)	213	(75)	472	(43)
91-180 days	63	(23)	19	(10)
181-365 days	30	(18)	63	(57)
More than 365 days	1,527	(1,355)	1,677	(1,469)
Total	6,346	(1,639)	9,179	(1,613)
(1) On January 10, 2024, Petrobras received US$ 298 from Carmo Energy as the last installment relating to the sale of the Carmópolis cluster, which was due on December 20, 2023.

Schedule of changes in credit losses provision

Changes	12.31.2024	12.31.2023
Opening balance	1,615	1,536
Additions	328	170
Write-offs	(12)	(66)
Reversals	(62)	(94)
Translation adjustment	(228)	69
Closing balance	1,641	1,615
Current	305	285
Non-current	1,336	1,330